Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Revenue	$ 102,548
Net income	23,009
Tordis Facility [Member]
Business Acquisition [Line Items]
Revenue	101,392
Net income	$ 26,864
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Revenue		$ 190,229
Net income		$ 65,101